Interest expenses	6 Months Ended
Jun. 30, 2016
Interest Expense [Abstract]
Interest expenses	8. Interest expenses

	For the Six months ended June 30,		Apr 15, 2011 (Inception) Through Jun 30, 2016
	2016	2015
	$	$	$

Interest expense	199	-	214

Total	199	-	214